COMMON STOCK	12 Months Ended
Dec. 31, 2022
COMMON STOCK
COMMON STOCK

7. COMMON STOCK

Common Stock Issued for Cash

Year Ended December 31, 2022

During the year ended December 31, 2022, the Company did not issue shares of common stock for cash.

Year Ended December 31, 2021

Regulation A Offering (SEC File No. 024-11215) (“Reg A #1”). During the year ended December 31, 2021, the Company sold (a) a total of 4,875,000 shares of its common stock for a total of $195,000, or $0.04 per share, in cash, and (b) a total of 4,687,500 shares of its common stock for a total of $150,000, or $0.032 per share, in cash, under the Reg A #1.

Regulation A Offering (SEC File No. 024-11621) (“Reg A #2”). During the year ended December 31, 2021, the Company sold a total of 93,033,333 shares of its common stock for a total of $1,395,500, or $0.015 per share, in cash under the Reg A #2.

Common Stock Issued for Services

Year Ended December 31, 2022

In January 2022, the Company entered into a consulting agreement with a third party, pursuant to which it is obligated to issue $7,500 of its common stock for each month of the six-month term of such agreement. During the nine months ended September 30, 2022, the Company issued a total of 2,300,000 shares of its common stock pursuant to this agreement, which shares were valued at $34,500. At December 31, 2022, the Company was obligated to issue $22,500 in shares of its common stock pursuant to this agreement, which amount is included in the Company’s accounts payable at December 31, 2022.

In April 2022, the Company entered into an executive services agreement with its Executive Vice President, William J. LoBell, pursuant to which it is obligated to issue 1,000,000 shares of its common stock upon execution of such agreement, then 500,000 shares of its common stock on each of July 1, 2022, October 1, 2022, January 1, 2023, and April 1, 2023. At December 31, 2022, the Company was obligated to issue a total of 2,000,000 shares of its common stock pursuant to this agreement, the total value of which, $20,000, is included in the Company’s accounts payable at December 31, 2022. All 2,000,000 shares were issued subsequent to December 31, 2022.

Year Ended December 31, 2021

In October 2021, the Company issued 13,000,000 shares of its common stock to a third party consultant, which shares were valued at $0.0195 per share, or $253,500, in the aggregate.

In September 2021, the Company entered into a consulting agreement with a third party, pursuant to which it is obligated to issue $3,000 of its common stock for each month of the three-month term of such agreement, in arrears. In October, November and December 2021, the Company became obligated to issue a total of 600,000 shares of its common stock pursuant to this agreement. The 600,000 shares were valued at $0.015 per share, or $9,000, in the aggregate, which amount is included in accounts payable in the accompanying balance sheet. All 600,000 shares were issued subsequent to December 31, 2021.

In July 2021, the Company entered into a consulting agreement with a third party, pursuant to which it is obligated to issue 167,000 shares of its common stock for each month of the six-month term of such agreement, a total of 1,002,000 shares, which shares were valued at $0.034 per share, or $34,068, in the aggregate.

In June 2021, the Company issued 500,000 shares of common stock to its Chief Financial Officer and Director, William E. Sluss, as a retention bonus, which shares were valued at $0.03 per share, or $15,000, in the aggregate.

In May 2021, the Company issued 8,000,000 shares of common stock to a third-party consultant pursuant to a consulting agreement, which shares were valued at $0.0313 per share, or $250,400, in the aggregate. The term of the consulting agreement expires in May 2022.

In April 2021, the Company issued 450,000 shares of common stock to a third-party consultant pursuant to a consulting agreement, which shares were valued at $.03 per share, or $13,500, in the aggregate. The term of the consulting agreement expired in June 2021.

In February 2021, the Company issued 2,000,000 shares of its common stock to a third party as a commitment fee, which shares were valued at $0.065 with a 50% discount per share, or $65,000, in the aggregate.

Pursuant to a consulting agreement, in January, February and March 2021, the Company issued a total of 150,000 shares (50,000 shares each month) of its common stock to a third-party consultant, which shares were valued at $0.0406 per share ($2,030, in the aggregate), $0.0534 per share ($2,670, in the aggregate) and $0.0436 per share ($2,180, in the aggregate), respectively.

Common Stock Issued for Debt Conversions

Year Ended December 31, 2022

During the year ended December 31, 2022, the Tri-Bridge Note #1 was repaid in full through conversion into shares of the Company’s common stock, as follows:

Amount Converted		Conversion Price Per Share	Number Shares
	$25,000	$0.001		24,999,998
Total Converted:	$25,000		Total Shares:	24,999,188

During the year ended December 31, 2022, $16,200 in accrued interest on the Talos Note #1 was repaid through conversion into shares of the Company’s common stock, as follows:

Amount Converted		Conversion Price Per Share	Number Shares
	$16,200	$0.001		16,200,000
Total Converted:	$16,200		Total Shares:	16,200,000

During the year ended December 31, 2022, $28,500 in principal on the Talos Note #1 was repaid through conversion into shares of the Company’s common stock, as follows:

Amount Converted		Conversion Price Per Share	Number Shares
	$28,500	$0.001		28,500,000
Total Converted:	$28,500		Total Shares:	28,500,000

During the year ended December 31, 2022, $9,500 in principal, $30,250 in interest and $7,000 in fees with respect to the Mast Hill Note #1 was repaid through conversion into shares of the Company’s common stock, as follows:

Amount Converted		Conversion Price Per Share	Number Shares
	$46,500	$0.001		46,500,000
Total Converted:	$46,500		Total Shares:	46,500,000

Year Ended December 31, 2021

During the year ended December 31, 2021, the Power Up Note #1 was repaid in full through conversion into shares of the Company’s common stock, as follows:

Amount Converted		Conversion Price Per Share	Number Shares
	$15,000	$0.0162		925,926
	$20,000	$0.0143		1,398,601
	$20,500	$0.0143		1,666,434
Total Converted:	$55,500		Total Shares:	3,990,961

During the year ended December 31, 2021, the Power Up Note #2 was repaid in full through conversion into shares of the Company’s common stock, as follows:

Amount Converted		Conversion Price Per Share	Number Shares
	$15,000	$0.0137		1,094,891
	$20,000	$0.0093		2,150,538
	$11,110	$0.0081		1,371,605
Total Converted:	46,110*		Total Shares:	4,617,034
* This amount includes $2,610 of interest.

Common Stock Issued for Warrant Exercise

During the year ended December 31, 2022, the Company issued 5,062,500 shares of common stock upon the exercise of a portion of the Talos Warrants. The exercise of the Talos Warrants was on a cashless basis.

During the year ended December 31, 2022, the Company issued 9,375,000 shares of common stock upon the exercise of a portion of the Mast Hill Fund #1 Warrants. The exercise of the Mast Hill Fund #1 Warrants was on a cashless basis.

Cancellation of Common Stock

During the year ended December 31, 2022, pursuant to six separate Exchange Agreements, a total of 123,472,996 shares of common stock were cancelled and returned to the status of authorized and unissued in exchange for a total of 42,000 shares of Series A Preferred Stock.